SEGMENT REPORTING (Net Sales and Long-Lived Assets by Geographic Area) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 5,514	$ 5,533	$ 5,379
Net property, plant and equipment	977	1,021
Unites States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	4,466	4,448	4,316
Net property, plant and equipment	825	860
Foreign [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,048	1,085	1,063
Net property, plant and equipment	$ 152	$ 161